Securities - Fair Value of Securities Available for Sale and The Related Unrealized Gains and Losses Recognized in Accumulated Comprehensive Income (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	$ 7,256	$ 23
Less than 12 months, unrealized losses	1,350	0
Fair value, more than 12 months	323,499	346,764
Unrealized loss, more than 12 months	58,791	59,203
Fair value	330,755	346,787
Unrealized losses	60,141	59,203
U.S. Government and Federal Agency [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	0	0
Less than 12 months, unrealized losses	0	0
Fair value, more than 12 months	2,635	2,679
Unrealized loss, more than 12 months	340	293
Fair value	2,635	2,679
Unrealized losses	340	293
State and Municipal [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	7,256	23
Less than 12 months, unrealized losses	1,350	0
Fair value, more than 12 months	155,628	165,526
Unrealized loss, more than 12 months	31,068	30,220
Fair value	162,884	165,549
Unrealized losses	32,418	30,220
Mortgage-backed [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	0	0
Less than 12 months, unrealized losses	0	0
Fair value, more than 12 months	149,145	162,533
Unrealized loss, more than 12 months	24,715	25,796
Fair value	149,145	162,533
Unrealized losses	24,715	25,796
Corporate [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	0	0
Less than 12 months, unrealized losses	0	0
Fair value, more than 12 months	15,731	15,509
Unrealized loss, more than 12 months	2,652	2,864
Fair value	15,731	15,509
Unrealized losses	2,652	2,864
Asset-backed Securities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 12 months, fair value	0	0
Less than 12 months, unrealized losses	0	0
Fair value, more than 12 months	360	517
Unrealized loss, more than 12 months	16	30
Fair value	360	517
Unrealized losses	$ 16	$ 30